MONEY MARKET OBLIGATIONS TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                October 2, 2007

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
            Automated Cash Management Trust
            Automated Government Money Trust
            Federated Capital Reserves Fund
            Federated Government Reserves Fund
            Federated Master Trust
            Federated Municipal Trust
            Federated Short-Term U.S. Government Trust
            Government Obligations Fund
            Government Obligations Tax-Managed Fund
            Liberty U.S. Government Money Market Trust
            Liquid Cash Trust
            Municipal Obligations Fund
            Prime Cash Obligations Fund
            Prime Management Obligations Fund
            Prime Obligations Fund
            Prime Value Obligations Fund
            Tax-Free Obligations Fund
            Treasury Obligations Fund
            Trust for U.S. Treasury Obligations
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 90 on September 28, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                 Very truly yours,



                                                 /s/ George F. Magera
                                                 George F. Magera
                                                 Assistant Secretary








                                      - 1 -